ADOPTION OF IFRS 9 AND IFRS 15	12 Months Ended
Dec. 31, 2018
Disclosure of initial application of standards or interpretations [text block] [Abstract]
Disclosure of initial application of standards or interpretations [text block]

NOTE 54: ADOPTION OF IFRS 9 AND IFRS 15

The following table summarises the adjustments arising on the adoption of IFRS 9 and IFRS 15 (see below) to the Group’s balance sheet as at 1 January 2018.

	As at 31 December 2017 £m	IFRS 9: Classification and measurement £m	IFRS 9: Impairment £m	IFRS 15 £m	Adjusted as at 1 January 2018 £m
Assets
Cash and balances at central banks	58,521	–	–	–	58,521
Items in course of collection from banks	755	–	–	–	755
Financial assets at fair value through profit or loss	162,878	13,130	–	–	176,008
Derivative financial instruments	25,834	(360)	–	–	25,474
Loans and advances to banks	6,611	(2,364)	(1)	–	4,246
Loans and advances to customers	472,498	(10,460)	(1,022)	–	461,016
Debt securities	3,643	(329)	–	–	3,314
Financial assets at amortised cost	482,752	(13,153)	(1,023)	–	468,576
Financial assets at fair value through other comprehensive income		42,917	–	–	42,917
Available-for-sale financial assets	42,098	(42,098)	–	–
Goodwill	2,310	–	–	–	2,310
Value of in-force business	4,839	–	–	–	4,839
Other intangible assets	2,835	–	–	–	2,835
Property, plant and equipment	12,727	–	–	–	12,727
Current tax recoverable	16	–	–	–	16
Deferred tax assets	2,284	22	300	3	2,609
Retirement benefit assets	723	–	–	–	723
Other assets	13,537	(655)	(10)	–	12,872
Total assets	812,109	(197)	(733)	3	811,182
Equity and liabilities
Liabilities
Deposits from banks	29,804	–	–	–	29,804
Customer deposits	418,124	–	–	–	418,124
Items in course of transmission to banks	584	–	–	–	584
Financial liabilities at fair value through profit or loss	50,877	58	–	–	50,935
Derivative financial instruments	26,124	–	–	–	26,124
Notes in circulation	1,313	–	–	–	1,313
Debt securities in issue	72,450	(48)	–	–	72,402
Liabilities arising from insurance contracts and participating investment contracts	103,413	–	–	–	103,413
Liabilities arising from non-participating investment contracts	15,447	–	–	–	15,447
Other liabilities	20,730	–	(3)	14	20,741
Retirement benefit obligations	358	–	–	–	358
Current tax liabilities	274	–	–	–	274
Other provisions	5,546	–	243	–	5,789
Subordinated liabilities	17,922	–	–	–	17,922
Total liabilities	762,966	10	240	14	763,230
Equity
Shareholders’ equity	43,551	(207)	(973)	(11)	42,360
Other equity instruments	5,355	–	–	–	5,355
Non-controlling interests	237	–	–	–	237
Total equity	49,143	(207)	(973)	(11)	47,952
Total equity and liabilities	812,109	(197)	(733)	3	811,182

IFRS 9 Financial Instruments

Impairment

The Group adopted IFRS 9 from 1 January 2018. In accordance with the transition requirements of IFRS 9, comparative information for 2017 has not been restated and transitional adjustments have been accounted for through retained earnings as at 1 January 2018, the date of initial application; and as a result shareholders’ equity reduced by £1,180 million, driven by the effects of additional impairment provisions following the implementation of the expected credit loss methodology and measurement adjustments following the reclassification of certain financial assets to be measured at fair value rather than amortised cost. It is not practicable to quantify the impact of adoption of IFRS 9 on the results for the current year.

The following table summarises the impact of the transitional adjustment on the Group’s loss allowances at 1 January 2018:

	IAS 39 allowance at 31 December 2017 £m	Transitional adjustment to loss allowance £m	IFRS 9 loss allowance at 1 January 2018 £m
Loans and advances to banks	–	1	1
Loans and advances to customers	2,201	1,022	3,223
Debt securities	26	–	26
Other	–	10	10
	2,227	1,033	3,260
Provisions for undrawn commitments and financial guarantees	30	243	273
Total loss allowance	2,257	1,276	3,533

There were no impacts on the Group’s loss allowances as a result of changes in the measurement category of financial assets at 1 January 2018.

The net impact of IFRS 9 on transition was an increase in impairment allowances of £1,276 million which is analysed as follows:

	IAS 39 Latent risk £m	12-month expected loss £m	Lifetime expected loss £m	Undrawn commitments £m	Multiple economic scenarios £m	Total £m
Retail
Secured	(561)	24	371	1	226	61
Unsecured	(133)	279	251	161	8	566
UK Motor Finance	(99)	112	72	1	1	87
Other	(30)	30	29	13	4	46
	(823)	445	723	176	239	760
Commercial Banking	(190)	108	330	60	63	371
Insurance and Wealth	(5)	15	6	–	1	17
Other	(115)	51	144	–	48	128
Total	(1,133)	619	1,203	236	351	1,276

The key drivers for the provision movements from IAS 39 to IFRS 9 for the Group are as follows:

–	Latent risk: under IAS 39 provisions were held against losses that had been incurred at the balance sheet date but had either not been specifically identified or not been adequately captured in the provisioning models. Under IFRS 9 assets which had not defaulted are allocated to Stages 1 and 2 and an appropriate expected credit loss allowance made.

–	12-month expected loss: IFRS 9 requires that for financial assets where there has been no significant increase in credit risk since origination (Stage 1) a loss allowance equivalent to 12-month expected credit losses should be held. Under IAS 39 these balances would not be specifically provided against although a provision for latent risk would be held.

–	Lifetime expected credit loss: financial assets that have experienced a significant increase in credit risk since initial recognition (Stage 2) and credit impaired assets (Stage 3) are required to carry a lifetime expected credit loss allowance. Under IAS 39, Stage 2 assets were treated as performing and consequently no specific impairment provision was held, although a proportion of the provision held against latent risks was held against these assets. Assets treated as impaired under IAS 39 carried a provision reducing the carrying value to the estimated recoverable amount.

–	Undrawn commitments: IFRS 9 requires a loss allowance to be held against undrawn lending commitments. Previously, an impairment provision would only have been held in the event that the commitment was irrevocable and a loss event had occurred.

–	Multiple economic scenarios: IFRS 9 requires that the expected credit loss allowance should reflect an unbiased range of possible future economic outcomes. This was not required under IAS 39.

Reclassifications

On transition to IFRS 9, the Group assessed its business models in order to determine the appropriate classification. The Retail and Commercial Banking loan books are generally held to collect contractual cash flows until the lending matures and met the criteria to remain at amortised cost. Certain portfolios which are subject to higher levels of sales were reclassified as fair value through other comprehensive income. Within the Group’s insurance business, assets are managed on a fair value basis and so continued to be accounted for at fair value through profit or loss.

		IFRS 9 reclassification to
	IAS 39 carrying amount £m	At fair value through profit or loss £m	At fair value through other comprehensive income £m	Total reclassification £m	IFRS 9 remeasurement £m	At 1 January 2018 before IFRS 9 impairment adjustments £m
Financial assets
Financial assets at fair value through profit or loss	162,878	14,447	(1,139)	13,308	(178)	176,008
Derivatives	25,834	(360)	–	(360)	–	25,474
Loans and advances to banks	6,611	(2,274)	(90)	(2,364)	–	4,247
Loans and advances to customers	472,498	(10,474)	–	(10,474)	14	462,038
Debt securities	3,643	–	(329)	(329)	–	3,314
Financial assets at amortised cost	482,752	(12,748)	(419)	(13,167)	14	469,599
Financial assets at fair value through other comprehensive income		–	42,972	42,972	(55)	42,917
Available-for-sale financial assets	42,098	(684)	(41,414)	(42,098)	–	–
Other assets	13,537	(655)	–	(655)	–	12,882
Total	727,099	–	–	–	(219)	726,880
Financial liabilities
Financial liabilities at fair value through profit or loss	50,877	48	–	48	10	50,935
Debt securities in issue	72,450	(48)	–	(48)	–	72,402
Total	123,327	–	–	–	10	123,337

Loans and advances accounted for at amortised cost reduced by £13,167 million largely driven by:

–	lending assets transferred from the banking business to the insurance business in recent years totalling £6,882 million which had been accounted for at amortised cost in the Group’s accounts under IAS 39. Upon implementation of IFRS 9, these assets were been designated at FVTPL, in common with other assets within the insurance business, as they are backing insurance and investment contract liabilities which either have cash flows that are contractually based upon the performance of the assets or are contracts whose measurement takes account of current market conditions and where significant measurement inconsistencies would otherwise arise. Loans and advances to banks of £2,274 million were transferred to FVTPL for similar reasons.

–	assets held by the Commercial business totalling £3,116 million were reclassified to FVTPL having not met the requirements of the SPPI test. These assets are principally holdings of notes issued by securitisation vehicles. Whilst the credit quality of these notes is generally good, there is a contractual linkage to the underlying asset pools which are exposed to residual value risk.

–	A further £847 million of Commercial lending assets were reclassified following changes in the business model.

At 1 January 2018, the Group was required to reclassify certain assets from fair value through profit or loss to fair value through other comprehensive income; these assets were sold during the course of the year. If these assets had not been reclassified, the Group would have recognised a loss of £0.2 million in the period before being sold. The effective interest rate applied to these assets on 1 January 2018 was 1.97 per cent, and the interest revenue recognised prior to the sale was £20 million.

Remeasurements

There has been a pre-tax charge of £229 million (£207 million net of tax) arising from the reclassification of financial assets and liabilities to fair value through profit or loss and fair value through other comprehensive income and consequent remeasurement to fair value.

IFRS 15 Revenue from Contracts with Customers

The Group has adopted IFRS 15 from 1 January 2018 and in nearly all cases the Group’s existing accounting policy was consistent with the requirements of IFRS 15; however, certain income streams within the Group’s car leasing business are now deferred, resulting in an additional £14 million being recognised as deferred income at 1 January 2018 with a corresponding debit of £11 million, net of tax, to shareholders’ equity. As permitted by the transition options under IFRS 15, comparative figures for the prior year have not been restated. The impact of adoption of IFRS 15 on the current period is not material.

Accounting policies applied for comparative periods

In accordance with the transition requirements of IFRS 9 and IFRS 15, comparative information has not been restated. The comparative information was prepared in accordance with IAS 39 and IAS 18. With the exception of certain income streams within the Group’s car leasing business, the Group accounting policy under IAS 18 was substantially aligned with the requirements of IFRS 15 and is not reproduced here; the principal policies applied by the Group under IAS 39 are set out below:

Impairment

At each balance sheet date the Group assesses whether, as a result of one or more events occurring after initial recognition of a financial asset accounted for at amortised cost and prior to the balance sheet date, there is objective evidence that a financial asset or group of financial assets has become impaired. Where such an event, including the identification of fraud, has had an impact on the estimated future cash flows of the financial asset or group of financial assets, an impairment allowance is recognised. The amount of impairment allowance is the difference between the asset’s carrying amount and the present value of estimated future cash flows discounted at the asset’s original effective interest rate.

The Group assesses, at each balance sheet date, whether there is objective evidence that an available-for-sale financial asset is impaired. In addition to the criteria for financial assets accounted for at amortised cost set out above, this assessment involves reviewing the current financial circumstances (including creditworthiness) and future prospects of the issuer, assessing the future cash flows expected to be realised and, in the case of equity shares, considering whether there has been a significant or prolonged decline in the fair value of the asset below its cost. If an impairment loss has been incurred, the cumulative loss measured as the difference between the acquisition cost (net of any principal repayment and amortisation) and the current fair value, less any impairment loss on that asset previously recognised, is reclassified from equity to the income statement.

Classification and measurement

On initial recognition, financial assets are classified into fair value through profit or loss, available for sale financial assets, held to maturity investments or loans and receivables. Financial liabilities are measured at amortised cost, except for trading liabilities and other financial liabilities designated at fair value through profit or loss on initial recognition which are held at fair value. Financial instruments are classified at fair value through profit or loss where they are trading securities or where they are designated at fair value through profit or loss by management. Derivatives are carried at fair value. Loans and receivables include loans and advances to banks and customers and are accounted for at amortised cost using the effective interest method. Debt securities and equity shares that are not classified as trading securities, at fair value through profit or loss, held-to-maturity investments or as loans and receivables are classified as available-for-sale financial assets and are recognised in the balance sheet at their fair value, inclusive of transaction costs. Gains and losses arising from changes in fair value are recognised directly in other comprehensive income, until the financial asset is either sold, becomes impaired or matures, at which time the cumulative gain or loss previously recognised in other comprehensive income is recognised in the income statement. Interest calculated using the effective interest method is recognised in the income statement.